The following table shows the adjustments to reconcile net loss to net cash generated from operations: (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Profit/(Loss) for the year	€ (171,493)	€ (86,399)
Adjustments for non-cash transactions:
■ Share-based compensation expense/(income)	369	1,217
■ Income tax expense/(income)	2,271	668
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Cash generated from/(used in) operations	(100,228)	84,247
Individual assets or cash-generating units [member]
IfrsStatementLineItems [Line Items]
Profit/(Loss) for the year	(171,493)	(86,399)
Adjustments for non-cash transactions:
■ Depreciation and amortization	11,153	6,101
■ Write-off / impairment fixed assets/intangibles	3,286
■ Share-based compensation expense/(income)	(8,921)	3,484
■ Income tax expense/(income)	2,271	668
■ (Profit)/loss from disposal of property, plant, equipment and intangible assets	46	23
■ Share of (profit)/loss from associates	(9)	90
■ Provision for employer contribution costs on share-based compensation plans	(19,290)	4,596
■ Other non-cash income/expense	8,972	(6,163)
■ Interest income	(35)	(228)
■ Interest expense	8,199	8,431
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and exchange rate differences on consolidation):
■ Other non-current assets	1,335	1,413
■ Long term contract liabilities		(58)
■ Long term refund liabilities	(94,780)	6,988
■ Other non-current liabilities and provisions	601	(2)
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
■ Inventory	26,041	(97,006)
■ Trade and other receivables	44,960	(13,271)
■ Contract liabilities	(4,304)	248,910
■ Refund liabilities	44,654	(11,157)
■ Trade, other payables and provisions	47,904	19,139
Cash generated from/(used in) operations	€ (99,410)	€ 85,560